Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

March 16, 2006

EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Spartan Motors, Inc.
Commission File No. 0-13611
Form 10-K for the Year Ended December 31, 2005

Dear Sir or Madam:

                    Transmitted with this letter is a copy of a Form 10-K on behalf of Spartan Motors, Inc. ("Spartan") for the year ended December 31, 2005.

                    This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Spartan, to retain the signed documents for a period of five years and to furnish any signed document to the Commission upon request.

                    The financial statements in the report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices, except as specified in Notes 1 and 11 to the financial statements.

                    If the Commission has any comments or requires any further information, please call me at (616) 752-2212.

Very truly yours, /s/ Michael J. Jones Michael J. Jones